TRADE RECEIVABLES (Details) $ in Thousands	12 Months Ended
	Feb. 29, 2016 USD ($) customer	Feb. 28, 2015 USD ($) customer
Trade Receivables
Trade Receivables (gross)	$ 19,209	$ 49,295
Allowance for doubtful accounts	(223)	(669)
Trade Receivables (net)	18,986	48,626
General and Administration
Trade Receivables
Bad Debt Expense	$ 240	$ 160
Credit Concentration Risk | Accounts Receivable | Customers 1 and 2
Trade Receivables
Number of customers exceeding 10% of the total receivable balance | customer	2	2
Credit Concentration Risk | Accounts Receivable | Customer 1
Trade Receivables
Concentration Risk, Percentage	52.00%	37.00%
Credit Concentration Risk | Accounts Receivable | Customer 2
Trade Receivables
Concentration Risk, Percentage	16.00%	34.00%